FEDERATED U.S. GOVERNMENT BOND FUND

                          Federated Investors
                       Federated Investors Tower
                  Pittsburgh, Pennsylvania 15222-3779

                            (412) 288-1900

                           October 31, 1997



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    FEDERATED U.S. GOVERNMENT BOND FUND (the "Trust")
              1933 Act File No. 2-98494
              1940 ACT FILE NO. 811-4489

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information dated October 31, 1997, that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 22 on October 20, 1997.


         If you have any questions regarding this certification, please call me at (412) 288-8239.

                                               Very truly yours,



                                               /s/ Karen M. Brownlee
                                               Karen M. Brownlee
                                               Assistant Secretary